REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 341,945	$ 211,920	$ 325,760
Programmatic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	[1]	266,616	161,625	241,464
Performance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 75,329	$ 50,295	$ 84,296

[1]	In 2021 and 2020 programmatic revenue are reported on a net basis and in 2019 on a gross basis, and performance revenue reported on a gross basis for all years presented (see Note 3k).